Note 12. Stock Warrants (Details) - $ / shares	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	3,210,000	2,679,742	2,624,142
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.04
JMJ Financial 2
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Period Increase (Decrease)	476,000